SHARE INCENTIVE PLAN - Share option activities (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Number of options outstanding
Outstanding at beginning of year	2,536,956	2,566,256	1,717,510
Granted	2,109,305		887,546
Exercised	(550,000)
Forfeited	(17,000)	(29,300)	(38,800)
Outstanding at end of year	4,079,261	2,536,956	2,566,256	1,717,510
Exercisable at end of year	2,638,379
Weighted average exercise price
Outstanding at beginning of year	$ 2.15	$ 2.15	$ 1.75
Granted	11.42		2.88
Exercise	1.08
Forfeited	2.32	1.76	1.52
Outstanding at end of year	7.09	2.15	2.15	$ 1.75
Exercisable at end of the year	4.59
Weighted average grant-date fair value per option
Outstanding at beginning of year	1.03	1.02	0.41
Granted	5.75		2.17
Exercise	0.22
Forfeited	0.79	0.41	0.34
Outstanding at end of year	3.57	$ 1.03	$ 1.02	$ 0.41
Exercisable at end of the year	$ 2.24
Weighted-average remaining contractual term
Weighted-average remaining contractual term (in years)	6 years 10 months 28 days	4 years 6 months 11 days	5 years 6 months 7 days	5 years 3 months 11 days
Weighted-average remaining contractual term, exercisable at end of the year (in years)	5 years 6 months
Aggregate intrinsic value
Aggregate intrinsic value	$ 51,117	$ 15,281	$ 4,639
Aggregate intrinsic Value, exercisable at end of the year	$ 43,585